Sound Enhanced Fixed Income ETF

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited)

	Shares	Value
Closed-End Funds - 2.9%
AllianceBernstein Global High Income Fund, Inc.	82,857	$824,427
Total Closed-End Funds
(Cost $948,906)		824,427

Common Stocks - 28.1%
Investment Companies - 14.5%
Ares Capital Corp. (1)	48,699	949,144
Golub Capital BDC, Inc. (1)	58,506	841,316
PennantPark Floating Rate Capital Ltd.	77,596	836,485
Sixth Street Specialty Lending, Inc. (1)	39,091	788,465
WhiteHorse Finance, Inc.	60,582	788,778
		4,204,188
Private Equity - 3.2%
Hercules Capital, Inc. (1)	56,686	932,485

Real Estate Investment Trusts (REITs) - 10.4%
Alpine Income Property Trust, Inc.	17,604	306,133
Apple Hospitality REIT, Inc. (1)	8,111	121,827
Gaming and Leisure Properties, Inc.	2,119	100,441
Global Medical REIT, Inc.	24,867	240,712
Global Net Lease, Inc. (1)	19,026	215,945
Omega Healthcare Investors, Inc.	8,764	278,870
Park Hotels & Resorts, Inc. (1)	11,413	146,429
Plymouth Industrial REIT, Inc.	18,011	412,632
Simon Property Group, Inc.	3,832	434,894
Spirit Realty Capital, Inc. (1)	8,052	310,888
VICI Properties, Inc.	14,099	434,813
		3,003,584
Total Common Stocks
(Cost $8,843,111)		8,140,257

	Principal Amount
Corporate Bonds - 27.9%
Auto Parts & Equipment - 1.7%
American Axle & Manufacturing, Inc.
5.000%, 10/01/2029	$591,000	487,107

Chemicals - 2.1%
Olin Corp.
5.125%, 09/15/2027	649,000	621,995

Commercial Services - 2.0%
United Rentals North America, Inc.
4.875%, 01/15/2028	601,000	572,414

Computers - 1.8%
Dell, Inc.
6.500%, 04/15/2038	504,000	512,529

Diversified Financial Services - 2.1%
Radian Group, Inc.
4.875%, 03/15/2027	649,000	614,742

Gas - 2.1%
National Fuel Gas Co.
4.750%, 09/01/2028	649,000	614,320

Iron & Steel - 1.3%
Cleveland-Cliffs, Inc.
5.875%, 06/01/2027	383,000	369,288

Lodging - 2.1%
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/2030	642,000	599,498

Media - 2.1%
AMC Networks, Inc.
4.750%, 08/01/2025	650,000	609,950

Miscellaneous Manufacturers - 2.2%
Trinity Industries, Inc.
4.550%, 10/01/2024	649,000	636,672

Oil & Gas - 4.3%
Apache Corp.
5.100%, 09/01/2040	649,000	540,215
Murphy Oil Corp.
5.875%, 12/01/2027	714,000	702,641
		1,242,856
Pipelines - 4.1%
EQM Midstream Partners L.P.
5.500%, 07/15/2028	585,000	559,478
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 01/15/2028	649,000	625,018
		1,184,496
Total Corporate Bonds
(Cost $8,632,308)		8,065,867

	Shares
Exchange Traded Funds - 9.7%
Invesco Emerging Markets Sovereign Debt ETF	31,674	609,725
iShares 0-5 Year High Yield Corporate Bond ETF	21,426	891,536
iShares J.P. Morgan EM High Yield Bond ETF	20,971	732,202
VanEck Emerging Markets High Yield Bond ETF	31,404	565,586
Total Exchange Traded Funds
(Cost $3,255,236)		2,799,049

Preferred Stocks - 29.5%
Banks - 14.6%
Associated Banc-Corp
5.625%, 09/15/2025 (2)	28,243	469,964
Bank of America Corp.
5.375%, 06/25/2024 (2)	29,738	648,883
JPMorgan Chase & Co.
6.000%, 03/01/2024 (2)	28,503	715,140
Morgan Stanley
4.875%, 01/15/2025 (1)(2)	30,584	648,075
Morgan Stanley
4.250%, 01/15/2027 (1)(2)	29,656	549,822
Truist Financial Corp.
5.250%, 06/01/2025 (1)(2)	29,219	614,183
Wells Fargo & Co.
4.700%, 05/15/2025 (2)	31,104	574,491
		4,220,558
Diversified Financial Services - 2.0%
Capital One Financial Corp.
4.700%, 05/15/2025 (2)	31,299	562,756

Electric - 4.7%
CMS Energy Corp.
5.875%, 03/01/2079	29,024	699,188
The Southern Co.
4.950%, 01/30/2080	29,609	663,538
		1,362,726
Insurance - 6.2%
AEGON Funding Co., LLC
5.100%, 12/15/2049	29,933	619,613
MetLife, Inc.
4.750%, 03/15/2025 (2)	29,803	600,531
The Allstate Corp.
5.100%, 05/15/2024 (2)	29,088	581,178
		1,801,322
Telecommunications - 2.0%
AT&T, Inc.
4.750%, 02/18/2025 (2)	30,194	585,160
Total Preferred Stock
(Cost $10,303,613)		8,532,522

Short-Term Investments - 1.0%
Money Market Fund - 1.0%
First American Government Obligations Fund, Class X, 5.428% (3)	281,851	281,851
Total Short Term Investments
(Cost $281,851)		281,851

Investments Purchased with Collateral from Securities Lending - 10.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.540% (3)	3,058,224	3,058,224
Total Investments Purchased with Collateral from Securities Lending
(Cost $3,058,224)		3,058,224

Total Investments in Securities - 109.7%
(Cost $35,323,249)		31,702,197
Liabilities In Excess Other Assets - (9.7)%		(2,805,596)
Total Net Assets - 100.0%		$28,896,601

(1)
This security or a portion of this security was out on loan as of August 31, 2023. Total loaned had a value of $2,969,328 or 10.3% of net assets as of August 31, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)	Perpetual call date security. Date shown is next call date.
(3)	The rate shown is the annualized seven-day effective yield as of August 31, 2023.

Summary of Fair Value Exposure at August 31, 2023 (Unaudited)

The Sound Enhanced Fixed Income ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$–	$824,427	$–	$–	$824,427
Common Stocks (1)	–	8,140,257	–	–	8,140,257
Corporate Bonds (1)	–	–	8,065,867	–	8,065,867
Exchange Traded Funds	–	2,799,049	–	–	2,799,049
Preferred Stocks (1)	–	8,532,522	–	–	8,532,522
Short-Term Investments	–	281,851	–	–	281,851
Investments Purchased With Collateral From Securities Lending (2)	3,058,224	–	–	–	3,058,224
Total Investments in Securities	$3,058,224	$20,578,106	$8,065,867	$–	$31,702,197

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.